CLOSED BLOCK (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders’ account balances and other				$ 7,179	$ 7,363
Policyholder dividend obligation	$ (81)	$ (201)	$ (201)	(52)	(81)
Other liabilities				43	100
Total Closed Block liabilities				7,274	7,544
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $3,884 and $4,426)				4,025	4,599
Mortgage loans on real estate				1,623	1,575
Policy loans				839	881
Cash and other invested assets				444	49
Other assets				181	258
Total assets designated to the Closed Block				7,112	7,362
Excess of Closed Block liabilities over assets designated to the Closed Block				162	182
Amounts included in accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(35) and $(36) and policyholder dividend obligation of $(52) and $(81)				100	103
Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities				262	285
REVENUES:
Premiums and other income	238	262	273
Investment income (loss)	349	368	378
Net investment gains (losses)	(1)	2	(4)
Total revenues	586	632	647
BENEFITS AND OTHER DEDUCTIONS:
Policyholders’ benefits and dividends	548	576	597
Other operating costs and expenses	4	4	4
Total benefits and other deductions	552	580	601
Net revenues, before income taxes	34	52	46
Income tax (expense) benefit	(12)	(18)	(16)
Net Revenues (Losses)	22	34	30
Movement in Closed Block Dividend Obligation [Roll Forward]
Balances, beginning of year	(81)	(201)
Unrealized investment gains (losses)	(29)	(120)
Balances, End of year	$ (52)	$ (81)	$ (201)
Closed block operations, income taxes				(35)	(36)
Closed block investments fixed maturity available for sale amortized cost				$ 4,426	$ 4,829